Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 197,429	$ 211,108
Short-term bank deposits	10,518	1,040
Trade and unbilled receivables and contract assets, net	2,716,762	2,574,605
Other receivables and prepaid expenses	285,352	298,698
Inventories, net	2,298,019	1,946,326
Total current assets	5,508,080	5,031,777
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies and other companies	145,350	159,604
Long-term trade and unbilled receivables and contract assets	364,719	374,054
Long-term bank deposits and other receivables	87,648	112,525
Deferred income taxes, net	23,423	20,025
Severance pay fund	206,943	227,786
Total long-term investments and receivables	828,083	893,994
OPERATING LEASE RIGHT OF USE ASSETS	425,884	405,446
PROPERTY, PLANT AND EQUIPMENT, NET	1,087,950	949,207
GOODWILL	1,499,065	1,502,494
OTHER INTANGIBLE ASSETS, NET	390,520	432,733
TOTAL ASSETS	9,739,582	9,215,651
CURRENT LIABILITIES:
Short-term credit and loans	576,594	115,076
Current maturities of long-term loans and Series B, C and D Notes	75,286	76,555
Operating lease liabilities	67,390	69,322
Trade payables	1,254,126	1,067,818
Other payables and accrued expenses	1,194,347	1,171,357
Contract liabilities	1,656,103	1,777,161
Total current liabilities	4,823,846	4,277,289
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	41,227	264,541
Series B, C and D Notes, net of current maturities	342,847	415,537
Employee benefit liabilities	510,416	618,088
Deferred income taxes and tax liabilities, net	55,240	72,965
Contract liabilities	354,319	217,075
Operating lease liabilities	363,100	344,585
Other long-term liabilities	298,296	247,896
Total long-term liabilities	1,965,445	2,180,687
COMMITMENTS AND CONTINGENT LIABILITIES
Share Capital:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2023 and 2022; Issued and outstanding 44,453,850 and 44,344,206 shares as of December 31, 2023 and 2022, respectively.	12,816	12,786
Additional paid-in capital	443,570	431,429
Accumulated other comprehensive loss	(17,797)	(71,558)
Retained earnings	2,508,914	2,382,564
Total Elbit Systems Ltd. equity	2,947,503	2,755,221
Non-controlling interests	2,788	2,454
Total equity	2,950,291	2,757,675
TOTAL LIABILITIES AND EQUITY	$ 9,739,582	$ 9,215,651